Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Entity Registrant Name	Largo Inc.
Entity Central Index Key	0001400438
Current Fiscal Year End Date	--12-31
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Entity Common Stock, Shares Outstanding	64,112,297
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Entity File Number	001-40333
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	1 First Canadian Place
Entity Address, Address Line Two	100 King Street West, Suite 1600
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5X 1G5
City Area Code	416
Local Phone Number	861-9797
Annual Information Form	true
Audited Annual Financial Statements	true
Document Annual Report	true
Document Registration Statement	false
Trading Symbol	LGO
Title of 12(b) Security	Common Shares
Security Exchange Name	NASDAQ
Auditor Firm ID	85
Auditor Location	Toronto, Ontario, Canada
Auditor Name	KPMG LLP
Document Financial Statement Error Correction [Flag]	false
Entity Primary SIC Number	1400
ICFR Auditor Attestation Flag	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Suite 1000
Entity Address, City or Town	N.W.
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	20005
City Area Code	202
Local Phone Number	572-3111
Contact Personnel Name	C T Corporation System